Expense Example {- Franklin LifeSmart™ 2035 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2035 Retirement Target Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	871
5 years	1,144
10 years	1,922
Class C
Expense Example:
1 year	248
3 years	572
5 years	1,023
10 years	2,273
Class R
Expense Example:
1 year	97
3 years	418
5 years	762
10 years	1,733
Class R6
Expense Example:
1 year	41
3 years	213
5 years	400
10 years	942
Advisor Class
Expense Example:
1 year	46
3 years	261
5 years	494
10 years	$ 1,164